Document and Entity Information	Apr. 24, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0001587982
Document Creation Date	Apr. 24, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	INVESTMENT MANAGERS SERIES TRUST II
Prospectus Date	Apr. 24, 2025
Amendment Flag	false
Document Period End Date	Sep. 30, 2024
Document Effective Date	Apr. 24, 2025
Tradr 2X Long ACHR Daily ETF | Tradr 2X Long ACHR Daily ETF
Prospectus:
Trading Symbol	ARCX
Tradr 2X Long APP Daily ETF | Tradr 2X Long APP Daily ETF
Prospectus:
Trading Symbol	APPX
Tradr 2X Long ALAB Daily ETF | Tradr 2X Long ALAB Daily ETF
Prospectus:
Trading Symbol	LABX
Tradr 2X Long MDB Daily ETF | Tradr 2X Long MDB Daily ETF
Prospectus:
Trading Symbol	MDBX
Tradr 2X Long QBTS Daily ETF | Tradr 2X Long QBTS Daily ETF
Prospectus:
Trading Symbol	QBTX
Tradr 2X Long QUBT Daily ETF | Tradr 2X Long QUBT Daily ETF
Prospectus:
Trading Symbol	QUBX
Tradr 2X Long RGTI Daily ETF | Tradr 2X Long RGTI Daily ETF
Prospectus:
Trading Symbol	RGTU
Tradr 2X Long TEM Daily ETF | Tradr 2X Long TEM Daily ETF
Prospectus:
Trading Symbol	TEMT
Tradr 2X Long UPST Daily ETF | Tradr 2X Long UPST Daily ETF
Prospectus:
Trading Symbol	UPSX
Tradr 2X Long ZS Daily ETF | Tradr 2X Long ZS Daily ETF
Prospectus:
Trading Symbol	ZSX